Note 5 - Transactions With Related Parties	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
5.	Transactions with Related Parties:

(a)

Central Mare– Executive Officers and Other Personnel Agreements:
On
September 1, 2010,
the Company entered into separate agreements with Central Mare, a related party affiliated with the family of Evangelos J. Pistiolis, pursuant to which Central Mare provides the Company with its executive officers and other administrative employees (Chief Executive Officer, Chief Financial Officer, Chief Technical Officer and Executive Vice President).

The fees charged by Central Mare for the
six
month periods ended
June 30, 2016
and
2017
are as follows:

	Six Month Period Ended June 30,
	2016	2017	Presented in:
Executive officers and other personnel expenses	330	1,200	General and administrative expenses - Statement of comprehensive Income/(Loss)
Amortization of awarded shares	16	-	Management fees - related parties - Statement of comprehensive Income/(Loss)
Bonus	-	1,500	General and administrative expenses - Statement of comprehensive Income/(Loss)
Total	346	2,700

(b)
Central Shipping Monaco SAM (“CSM”) – Letter Agreement and Management Agreements:
On
March 10, 2014,
the Company entered into a new letter agreement, or the New Letter Agreement, with CSM, a related party affiliated with the family of Evangelos J. Pistiolis, and on
March 10, 2014,
June 18, 2014,
January 1, 2017
and
April 24, 2017
the Company entered into management agreements, or Management Agreements, between CSM and the Company’s vessel-owning subsidiaries respectively.

The fees charged by and expenses relating to CSM for the periods ended
June 30, 2016
and
2017
are as follows:

	Six Months Ended June 30,
	2016	2017	Presented in:
Management fees	95	34	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
	658	1,081	Management fees - related parties -Statement of comprehensive income/(loss)
Supervision services fees	34	8	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Superintendent fees	40	43	Vessel operating expenses -Statement of comprehensive income/(loss)
	45	15	Capitalized in Vessels, net / Advances for vessels acquisitions / under construction –Balance sheet
Accounting and reporting cost	90	87	Management fees - related parties -Statement of comprehensive income/(loss)
Financing fees	91	-	Current and non-current portion of long-term debt – Balance sheet
Commission for sale and purchase of vessels	-	707	Management fees - related parties -Statement of comprehensive income/(loss)
Commission on charter hire agreements	146	236	Voyage expenses - Statement of comprehensive Income/(Loss)
Performance incentive fee	-	1,250	Management fees - related parties -Statement of comprehensive income/(loss)
Total	1,199	3,570

For periods ended
June 30, 2016
and
2017,
CSM charged the Company newbuilding supervision related pass-through costs amounting to
$491
and
$109
respectively, that are
not
included in the table above.

(c)
Vessel Acquisitions from affiliated entities:
From
February 20
to
June 14, 2017
the Company entered into a series of transactions with a number of entities affiliated with Evangelos J. Pistiolis that led to the purchase of Hull
No
2648,
90%
interest in M/T Stenaweco Elegance and
50%
interests in Hulls
No
S443
and
S444
(see Note
1,
Note
4
and Note
13
).